Subordinated Liabilities - Changes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2020 USD ($) $ / $
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $	20.5075	20.5075	19.9087	19.9087
Financial liabilities at beginning of period	$ 1,644,023
Financial liabilities at end of period	$ 1,477,724		$ 1,644,023
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $	20.5075	20.5075	19.9087	19.9087
Financial liabilities at beginning of period	$ 36,182	$ 1,817,000	$ 34,267	$ 1,816,000
Issues		700,000
Transaction costs and accrued interest		1,000		1,000
Financial liabilities at end of period	$ 51,643	$ 2,518,000	$ 36,182	$ 1,817,000